Segment Information (Details 2) - USD ($) $ in Thousands	3 Months Ended									6 Months Ended		12 Months Ended
	Mar. 31, 2015	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2015	Mar. 31, 2014	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Segment information
Total assets	$ 7,344,150	$ 6,720,998				$ 6,263,564				$ 7,344,150		$ 6,720,998	$ 6,263,564
Operating revenues	883,052	985,038	$ 952,087	$ 893,430	$ 889,152	$ 864,536	$ 840,197	$ 838,309	$ 844,572	1,939,637	$ 1,782,582	3,719,707	3,387,614	$ 3,151,802
United States
Segment information
Operating revenues	778,637			800,775						1,734,918	1,589,466	3,338,365	3,011,760	2,864,570
Argentina
Segment information
Operating revenues	39,480			26,695						64,563	53,054	107,945	73,208	54,317
Colombia
Segment information
Operating revenues	22,903			21,064						46,354	47,794	85,176	100,052	82,247
Ecuador
Segment information
Operating revenues	6,420			16,822						21,614	34,622	69,195	67,890	56,448
Other foreign
Segment information
Operating revenues	35,612			28,074						72,188	57,646	119,026	134,704	94,220
Continued operations
Segment information
Total assets	7,336,664	6,713,792								7,336,664		6,713,792
Discontinued operations
Segment information
Total assets	7,486	7,206								7,486		7,206
Other
Segment information
Operating revenues	3,741			2,830						7,921	5,913	13,410	13,461	14,214
Operating segment
Segment information
Total assets	6,353,904	6,027,096								6,353,904		6,027,096
Operating revenues	883,272			893,641						1,940,079	1,783,013	3,720,574	3,388,472	3,152,643
Operating segment | U.S. Land
Segment information
Total assets	5,482,725	5,259,947								5,482,725		5,259,947
Operating segment | Offshore
Segment information
Total assets	117,813	137,101								117,813		137,101
Operating segment | International Land
Segment information
Total assets	713,138	589,968								713,138		589,968
Operating segment | Other
Segment information
Total assets	40,228	40,080								40,228		40,080
Operating revenues	3,961			$ 3,041						8,363	$ 6,344	14,277	$ 14,319	$ 15,055
Investments and corporate operations
Segment information
Total assets	$ 982,760	$ 686,696								$ 982,760		$ 686,696